DISCONTINUED OPERATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS
DIVESTITURES AND DISCONTINUED OPERATIONS

Sale of Eagle Ford Hunter

On April 24, 2013, the Company closed on the sale of all of its ownership interest in its wholly-owned subsidiary, Eagle Ford Hunter, to an affiliate of Penn Virginia for a total purchase price of approximately $422.1 million made up of a cash payment of $379.8 million (after customary initial purchase price adjustments) and 10.0 million shares of common stock of Penn Virginia valued at approximately $42.3 million (based on the closing market price of the stock as of April 24, 2013). The effective date of the sale was January 1, 2013. The Company has recognized a gain on the sale of $172.5 million, net of tax. The Company and Penn Virginia have agreed to extend the final settlement of the cash portion of the purchase price, which is to occur on or about August 22, 2013. Upon closing of the sale, $325.0 million of sale proceeds were used to pay down outstanding borrowings under the MHR Senior Revolving Credit Facility.

The Company established that Eagle Ford Hunter should be classified as held for sale as of the quarter ended March 31, 2013; however, since the Company expected to have significant remaining operations in South Texas under a new subsidiary, Shale Hunter, management determined that discontinued operations presentation for Eagle Ford Hunter was not applicable at March 31, 2013. Our mid-year reserves update showed that the reserves in the Shale Hunter properties had decreased below our threshold of significance for continuing operations and expected cash flows from the former Eagle Ford Hunter properties, thus, the criteria for discontinued operations were met at June 30, 2013. At June 30, 2013, income from operations of Eagle Ford Hunter, for all periods presented, and gain related to the sale of Eagle Ford Hunter were reclassified as discontinued operations.

Sale of Hunter Disposal

On February 17, 2012, the Company, through its wholly-owned subsidiary, Triad Hunter, LLC ("Triad Hunter"), sold 100% of its equity ownership interest in Hunter Disposal to an affiliate of GreenHunter, for total consideration of $9.3 million, comprised of cash of $2.2 million, 1,846,722 common shares of GreenHunter valued at $2.6 million based on a closing price of $1.79 per share, discounted for restrictions, 88,000 shares of GreenHunter 10% Series C Preferred Stock, valued at $1.9 million based on a stated value of $25.00 per share, and a promissory note of $2.2 million which is convertible, at the option of the Company, into 880,000 shares of GreenHunter common stock based on the conversion price of $2.50 per share. The Company recognized an embedded derivative asset resulting from the conversion option on the convertible promissory note with fair market value of $405,000. See "Note 4 - Fair Value of Financial Instruments" for additional information. The cash proceeds from the sale were adjusted downward to $783,000 for changes in working capital to reflect the effective date of the sale of December 31, 2011. GreenHunter is a related party as described in "Note 13 - Related Party Transactions."

The operating results of Eagle Ford Hunter and Hunter Disposal for the three and six months ended June 30, 2013 and 2012, have been reclassified as discontinued operations in the consolidated statements of operations as detailed in the table below:

	Three Months Ended June 30,		Nine Months Ended Six Months Ended June 30,
	2013 (2)	2012 (1)	2013 (2)	2012 (1)
	(in thousands)
Revenues	$7,308	$16,496	$33,174	$32,286
Expenses	(1,258)	(10,223)	(10,513)	(20,913)
Other income (expense)	—	—	—	1
Income tax expense (3)	(8,453)	(3,857)	(8,453)	(3,857)
Income (loss) from discontinued operations, net of tax	(2,403)	2,416	14,208	7,517
Gain (loss) on sale of discontinued operations, net of taxes	172,452	—	172,452	2,224
Income from discontinued operations, net of taxes (4)	$170,049	$2,416	$186,660	$9,741
___________________________

(1)
In the second quarter of 2012, the Company revised its disclosure of discontinued operations to include adjustments reducing the gain on sale of Hunter Disposal. The revision included a tax adjustment of $1.4 million and an adjustment to discount the value of the GreenHunter shares received by $619,000. Management concluded that this revision was not material to the related March 31, 2012 financial statements.

(2)	Includes operations of Eagle Ford Hunter from January 1, 2013 through April 24, 2013, the date of the sale.

(3)
The book income tax charge for the three and six months ended June 30, 2013 relating to discontinued operation's gain for such period was $8.5 million, which is more than offset by the Company's current year deductions. In addition, an alternative minimum tax charge of $1.3 million also arose on the Eagle Ford Hunter sale.

(4)	The gain in the three and six months ended June 30, 2013 is related to the Eagle Ford Hunter sale of approximately $207.2 million million, net of $34.7 million book income tax charge.

DISCONTINUED OPERATIONS

On February 17, 2012, the Company, through its wholly-owned subsidiary, Triad Hunter, LLC, sold 100% of its equity ownership interest in Hunter Disposal, LLC, to a wholly-owned subsidiary of GreenHunter Resources, Inc., for total consideration of $9.3 million, comprised of cash of $2.2 million, 1,846,722 restricted common shares of GreenHunter Resources, Inc., valued at $2.6 million based on a closing price of $1.79 per share, discounted for restrictions, 88,000 shares of GreenHunter Resources, Inc. 10% Series C Preferred Stock, with a fair value of $1.9 million, and a promissory note of $2.2 million which is convertible, at the option of the Company, into 880,000 shares of GreenHunter Resources, Inc. common stock based on the conversion price of $2.50 per share. The Company recognized an embedded derivative asset resulting from the conversion option on the convertible promissory note with an initial fair value of $405,000. See "Note 4 - Fair Value of Financial Instruments" for additional information. The cash proceeds from the sale were adjusted downward to $783,000 for changes in working capital and certain fees to reflect the effective date of the sale of December 31, 2011. Triad Hunter recognized a gain on the sale of discontinued operations of $3.7 million, $2.4 million net of tax of $1.3 million. GreenHunter Resources, Inc. is a related party as described in "Note 17 - Related Party Transactions".

During 2010, the company sold non-operated working interest in the Cinco Terry property located in Crockett County, Texas which resulting in a gain of approximately $6.7 million on the disposal.

The operating results of Hunter Disposal, LLC and the Cinco Terry property have been reclassified as discontinued operations in the consolidated statements of operations for the years ended December 31, 2012, 2011, and 2010 as detailed in the table below:

	(1)Year Ended December 31,
	2012	2011	2010
	(in thousands)
Revenues	$2,400	$13,047	$6,486
Operating expenses	(2,047)	(10,049)	(3,687)
Income tax expense and other	(123)	(21)	(449)
Gain on sale of discontinued operations (net of tax of $1.3 million)	2,409	—	6,660
Income from discontinued operations, net of tax	$2,639	$2,977	$9,010

(1)   Year ended 2012 represents operations from January 1, 2012 through February 17, 2012, the date of sale.

Certain balances in the consolidated financial statements and disclosures in the footnotes have been revised as a result of the sale of Eagle Ford Hunter, LLC on April 24, 2013, for inclusion in the Company's Registration Statement under the Securities Act of 1933 as filed on form S-4 to which these financial statements are included. The operating results of Eagle Ford Hunter, Inc. ("Eagle Ford Hunter"), which has historically been included as part of the U.S. Upstream operating segment, have been reclassified as discontinued operations in the consolidated statements of operations for the years ended December 31, 2012, 2011, and 2010 as detailed in the table below:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Revenues	$72,111	$20,240	$741
Operating expenses	(45,880)	(13,694)	(610)
Income tax expense and other	(9,180)	(2,291)	—
Income from discontinued operations, net of tax	$17,051	$4,255	$131

The condensed consolidating guarantor financial statements have also been revised to reflect Eagle Ford Hunter as a non-guarantor as the subsidiary was no longer a guarantor upon the closing of the sale on April 24,2013.